Future Minimum Lease Payments to Be Received Under Financing Leases and Non-cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing leases
2012	¥ 80,411
2013	58,396
2014	37,177
2015	19,317
2016	8,486
Thereafter	539
Total minimum lease payments receivable	204,326	215,925
Operating leases
2012	7,610
2013	2,367
2014	2,045
2015	1,632
2016	1,559
Thereafter	248
Operating Leases, Future Minimum Payments Receivable, Total	¥ 15,461